NET INCOME PER ORDINARY SHARE: - Computation of basic and diluted net income per ordinary share from continuing operations (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income from continuing operations		$ 59,821	$ 58,809	$ 32,718
Deemed dividend to 2014 shareholders as part of 2019 Secondary Transaction				(884)
Amount allocated to contingently returnable shares issued in connection with acquisitions		(103)
Net income from continuing operations, attributable to ordinary shares		$ 54,156	$ 42,240	$ 26,536
Denominator:
Weighted-average number of ordinary shares outstanding	[1]	832,144,353	636,450,643	730,245,143
Basic net income from continuing operations, attributable to ordinary shares		$ 0.07	$ 0.07	$ 0.04
Effect of dilutive securities on weighted-average number of ordinary shares:
Options		78,253,700	42,799,848	30,081,422
RSUs		661,035	2,649,841	3,855,397
Weighted-average number of ordinary shares outstanding, after giving effect to dilutive securities	[1]	911,059,088	681,900,332	764,181,962
Diluted net income from continuing operations, attributable to ordinary shares		$ 0.06	$ 0.06	$ 0.03
2014 Ordinary Shares
Numerator:
Amount allocated to participating shareholders				$ (4,245)
2019 Ordinary Shares
Numerator:
Amount allocated to participating shareholders		$ (5,562)	$ (16,569)	$ (1,053)

[1]	Retrospectively adjusted for the Recapitalization as described in Note 2.